Document and Entity Information	Nov. 16, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Athene Holding Ltd
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 4.875% Fixed-Rate Perpetual Non-Cumulative Preference Share, Series D
Amendment Flag	false
Entity Central Index Key	0001527469
Document Type	8-K
Document Period End Date	Nov. 16, 2022
Entity Incorporation State Country Code	D0
Entity File Number	001-37963
Entity Tax Identification Number	98-0630022
Entity Address, Address Line One	Second Floor
Entity Address, Address Line Two	Washington House
Entity Address, Address Line Three	16 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM11
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	279-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Depositary Shares Each Representing A 11000th Interest In A 6.35 Fixed To Floating Rate Perpetual Not Cumulative Preference Share Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a 6.35% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Share, Series A
Trading Symbol	ATHPrA
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A 5.625 Fixed Rate Perpetual Not Cumulative Preference Share Series B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1000th interest in a 5.625% Fixed Rate Perpetual Non-Cumulative Preference Share, Series B
Trading Symbol	ATHPrB
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A 6.375 Fixed Rate Reset Perpetual Not Cumulative Preference Share Series C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 6.375% Fixed-Rate Reset Perpetual Non-Cumulative Preference Share, Series C
Trading Symbol	ATHPrC
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A 4.875 Fixed Rate Perpetual Not Cumulative Preference Share Series D [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing a 1/1,000th Interest in a 4.875% Fixed-Rate Perpetual Non-Cumulative Preference Share, Series D
Trading Symbol	ATHPrD
Security Exchange Name	NYSE